Segment Reporting (Tables)	12 Months Ended
Apr. 28, 2018
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$3,575,614	$3,784,655	$4,028,614
NOOK	111,487	146,514	191,520
Elimination(a)	(24,821)	(36,611)	(56,290)

Total	$3,662,280	$3,894,558	$4,163,844

Sales by Product Line	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
Media (b)	69%	70%	70%
Digital (c)	3%	3%	5%
Other (d)	28%	27%	25%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$94,334	$98,877	$101,888
NOOK	12,006	19,010	33,975

Total	$106,340	$117,887	$135,863

Operating Income (Loss)	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$(119,394)	$90,663	$113,296
NOOK	(8,464)	(36,355)	(98,640)

Total	$(127,858)	$54,308	$14,656

Capital Expenditures	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
B&N Retail	$80,670	$89,706	$81,277
NOOK	6,981	6,552	12,997

Total	$87,651	$96,258	$94,274

Total Assets(e)		As of April 28, 2018	As of April 29, 2017
B&N Retail		$1,724,279	$1,897,122
NOOK		25,289	35,799

Total		$1,749,568	$1,932,921

(a)	Represents sales from NOOK to B&N Retail on a sell-through basis.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK®, related accessories, eContent and warranties.
(d)	Includes Toys & Games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.

Reconciliation of Operating Income (Loss) from Reportable Segments

A reconciliation of operating income (loss) from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016
Reportable segments operating income (loss)	$(127,858)	$54,308	$14,656
Interest expense, net and amortization of deferred financing costs	(9,837)	(7,509)	(8,770)

Consolidated income (loss) before taxes	$(137,695)	$46,799	$5,886